CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE
Treasury Shares
Melco’s treasury shares represent new shares issued by Melco and the shares repurchased by Melco under
the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.
No ordinary shares were issued by Melco to its depositary bank for future vesting of restricted shares and exercise of share options during the years ended December 31, 2023, 2022 and 2021. Melco issued 16,254,282, 14,720,040 and 6,042,543 ordinary shares upon vesting of restricted shares and 82,242, nil and 2,478,594 ordinary shares upon exercise of share options during the years ended December 31, 2023, 2022 and 2021, respectively.
On June 2, 2021, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on June 2, 2021 under a share repurchase program (the “2021 Share Repurchase Program”). Purchases under the 2021 Share Repurchase Program may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
and/or Rule
10b5-1
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2021 Share Repurchase Program may be suspended, modified or terminated by Melco at any time prior to its expiration.
On August 18, 2022, Melco, Melco International and Melco Leisure and Entertainment Group Limited (“Melco Leisure”), a subsidiary of Melco International, entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase
9,995,799 ordinary shares of Melco and 25,000,000 ADSs of Melco (equivalent to 75,000,000 ordinary shares) from Melco Leisure (the “2022 Share Repurchase”). On August 26, 2022, the Share Repurchase was completed for an aggregate consideration of $152,709, which represents an average price of $1.7967 per share or $5.39 per ADS. Following the completion of the 2022 Share Repurchase, 9,995,799 ordinary shares of Melco were retired (the “2022 Share Retirement”).
On March 8, 2023, Melco, Melco International and Melco Leisure entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase
40,373,076 ordinary shares of Melco from Melco Leisure (the “2023 Share Repurchase”). On March 10, 2023, the 2023 Share Repurchase was completed for an aggregate consideration of $169,836, which represents an average price of $4.2067 per share or $12.62 per ADS and 40,373,076 ordinary shares of Melco repurchased from Melco Leisure were retired on the same date (the “2023 Share Retirement”).
Other than the 2023 Share Repurchase and the 2023 Share Retirement as described above, no ordinary shares were repurchased and retired during the year ended December 31, 2023. In addition to the 2022 Share Repurchase and the 2022 Share Retirement as described above, 5,929,076 ADSs, equivalent to 17,787,228 ordinary shares were repurchased under the 2021 Share Repurchase Program, of which 1,500,000 ordinary shares repurchased were retired during the year ended December 31, 2022. During the year ended December 31, 2021, 5,372,045 ADSs, equivalent to 16,116,135 ordinary shares were repurchased under the 2021 Share Repurchase Program, of which no ordinary shares repurchased were retired.
As of December 31, 2023 and 2022, Melco had 1,404,679,067 and 1,445,052,143 issued ordinary shares, and 93,408,292 and 109,744,816 treasury shares, with 1,311,270,775 and 1,335,307,327 ordinary shares outstanding, respectively.